Summary of Unrestricted Digital Assets Holdings (Details)
USDT in Thousands, USDC in Thousands, UP in Thousands, LTX in Thousands, DAG in Thousands, CRYPTOCURRENCY in Thousands, COTI in Thousands, AERODROMEETHARCPOOL in Thousands, $ in Thousands
	Jun. 30, 2026 USD ($) DAG UP LTX COTI USDC USDT AERODROMEETHARCPOOL CRYPTOCURRENCY
Crypto Asset, Holding [Line Items]
Quantity | CRYPTOCURRENCY	182,165
Cost Basis	$ 1,219
Market Value	$ 1,165
Constellation [Member]
Crypto Asset, Holding [Line Items]
Quantity | DAG	103,883
Cost Basis	$ 641
Market Value	$ 637
Upside AI [Member]
Crypto Asset, Holding [Line Items]
Quantity | UP	46,272
Cost Basis	$ 8
Market Value	$ 8
Lattice Token [Member]
Crypto Asset, Holding [Line Items]
Quantity | LTX	29,511
Cost Basis	$ 350
Market Value	$ 300
COTI [Member]
Crypto Asset, Holding [Line Items]
Quantity | COTI	2,341
Cost Basis	$ 19
Market Value	$ 19
USD Coin (USDC) [Member]
Crypto Asset, Holding [Line Items]
Quantity | USDC	149
Cost Basis	$ 149
Market Value	$ 149
USD Coin (USDT) [Member]
Crypto Asset, Holding [Line Items]
Quantity | USDT	8
Cost Basis	$ 8
Market Value	8
Aerodrome ETH/DAG Pool [Member]
Crypto Asset, Holding [Line Items]
Cost Basis	35	[1]
Market Value	$ 34	[1]
Aerodrome ETH/ARC Pool [Member]
Crypto Asset, Holding [Line Items]
Quantity | AERODROMEETHARCPOOL	2
Cost Basis	$ 10
Market Value	$ 10

[1]	“–” indicates a token quantity of less than one whole unit.